Income taxes - Schedule of Deferred Tax Assets And Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Net operating loss carryforwards	$ 60,582	$ 56,542
Research and development expenses	12,000	12,043
Lease liabilities	10,077	11,394
Accruals and reserves	1,375	1,455
Share-based compensation	668	1,231
Issuance costs	0	1,184
Deferred revenue	82	900
Other	503	2
Gross deferred tax assets	85,287	84,751
Valuation allowance	(73,960)	(70,818)
Total deferred tax assets	11,327	13,933
Deferred tax liabilities:
Intangible assets	(966)	(2,280)
Deferred contract acquisition costs	(3,123)	(2,785)
Property and equipment	(1,108)	(902)
Right-of-use-assets	(8,208)	(9,449)
Other comprehensive income	(201)	0
Other	(9)	0
Gross deferred tax liabilities	(13,615)	(15,416)
Net deferred taxes	$ (2,288)	$ (1,483)